Share-Based Compensation Plans (Tables) - Tradeweb Markets LLC	12 Months Ended
Dec. 31, 2018
Share-Based Compensation Plans
Schedule of equity-settled PRSUs issued

The following table reports the activity for equity-settled PRSUs issued by the Company:

		Weighted
		Average
	Number of	Fair Value
Successor	PRSUs	of PRSUs
Outstanding at October 1, 2018	—	$—
Converted to equity settled PRSUs	1,442.2	30,482
Outstanding at December 31, 2018	1,442.2	$30,482

Schedule of cash-settled PRSUs issued

		Weighted
		Average
	Number of	Fair Value
Predecessor	PRSUs	of PRSUs
Outstanding at December 31, 2015	574.7	$22,512
Granted	512.8	21,723
Forfeited	(12.9)	23,170
Outstanding at December 31, 2016	1,074.6	13,159
Granted	511.7	24,911
Forfeited	(8.7)	26,770
Outstanding at December 31, 2017	1,577.6	31,039
Granted	531.9	29,609
Exercised	(560.4)	32,246
Forfeited	(9.9)	31,130
Outstanding at September 30, 2018	1,539.2	$38,017

Successor
Outstanding at October 1, 2018	1,539.2	$38,017
Granted	36.7	42,892
Forfeited	(20.2)	34,891
Converted to equity settled PRSUs	(1,033.2)	42,696
Outstanding at December 31, 2018	522.5	$34,221

Schedule of significant assumptions used to estimate the fair value of the options

Weighted Average Expected Life (years)	5.7
Weighted Average Risk Free Interest Rate	2.94%
Weighted Average Expected Volatility	20.0%
Weighted Average Expected Dividend Yield	4.02%
Share Price	$25,657
Exercise Price	$28,594

Schedule of activity for options issued

The following table reports the activity for options issued by the Company:

		Weighted			Weighted
		Average		Weighted	Average
		Grant Date	Intrinsic	Average	Remaining
	Number of	Fair Value	Value	Exercise	Contract
Successor	Options	of Options	(in thousands)	Price	Life (years)
Outstanding at October 1, 2018	—	$—
Granted	13,025.8	2,569		$28,594
Outstanding at December 31, 2018	13,025.8	$2,569	$4,741	$28,594	9.8

Schedule of activity for SARs issued

		Weighted
		Average
	Number of	Exercise Price
Predecessor	SARS	of SARs
Outstanding at December 31, 2015	6,315.5	$16,839
Forfeited	(91.0)	17,280
Exercised	(3,338.4)	16,389
Outstanding at December 31, 2016	2,886.1	$17,344
Exercised	(2,886.1)	17,344
Outstanding at December 31, 2017	—	$—

Schedule of unrecognized compensation cost

As of December 31, 2018, total unrecognized compensation cost related to non-vested share-based compensation arrangements and the expected recognition period are as follows:

	Cash-Settled	Equity Settled
	PRSUs	PRSUs	Options
Total unrecognized compensation cost	$419,000	$24,853,000	$33,460,000
Weighted average recognition period	1.8 years	1.7 years	0.9 years

Schedule of Employee Shares

	Class C	Class P(C)	Class P-1(C)
Predecessor	Shares	Shares	Shares
Outstanding at December 31, 2015	528	2	—
Sold	(24)	—	—
Outstanding at December 31, 2016	504	2	—
Purchased	5	—	—
Sold	(62)	—	—
Outstanding at December 31, 2017	447	2	—
Sold	—	—	232
Outstanding at September 30, 2018	447	2	232

Successor
Outstanding at October 1, 2018	447	2	232
Sold	—	—	—
Outstanding at December 31, 2018	447	2	232

Recapitalization
Share-Based Compensation Plans
Schedule of equity-settled PRSUs issued

The following table reports the activity for equity-settled PRSUs issued by the Company adjusted retroactively for the Recapitalization described in Note 2:

		Weighted
		Average
	Number of	Fair Value
Successor	PRSUs	of PRSUs
Outstanding at October 1, 2018	—	$—
Converted to equity settled PRSUs	2,003,100	21.95
Outstanding at December 31, 2018	2,003,100	$21.95

Schedule of activity for options issued

The following table reports the activity for options issued by the Company adjusted retroactively for the Recapitalization described in Note 2:

		Weighted			Weighted
		Average		Weighted	Average
		Grant Date	Intrinsic	Average	Remaining
	Number of	Fair Value	Value	Exercise	Contract
Successor	Options	of Options	(in thousands)	Price	Life (years)
Outstanding at October 1, 2018	—	$—
Granted	18,091,793	1.85		$20.59
Outstanding at December 31, 2018	18,091,793	$1.85	$4,741	$20.59	9.8